Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Investment in Securities
Carrying amount	¥ 506,514	¥ 470,204
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1,387)	(1,107)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans
Carrying amount	15,694	13,969
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1)	(1)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0